Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Selling, General and Administrative Expenses	18. Selling, General and Administrative Expenses

	Year Ended December 31,
(in thousands of $)	2025	20241)	20231)
Personnel expenses	$500,530	$424,916	$303,033
Marketing services	395,374	306,987	202,146
Professional fees	238,228	170,215	108,820
Digital technology expenses	47,104	27,295	20,408
Distribution and commercial support expenses	33,818	19,695	10,356
Facilities and occupancy expenses	16,035	20,888	11,264
Supervisory board	11,829	9,724	8,362
Depreciation and amortization	7,079	3,149	2,366
Other expenses	117,060	72,468	45,150
Total Selling, general and administrative expenses	$1,367,057	$1,055,337	$711,905
1)Comparative figures have been aligned with the presentation adopted in the current year.